Income Taxes (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2023	May 25, 2022	Apr. 04, 2022	Sep. 08, 2021
Income Taxes
Federal statutory tax rate			21.00%	21.00%
Effective tax rate	0.00%	0.00%	(2.00%)	0.00%
Unrecognized tax benefit			$ 227,000	$ 216,000
Incresae in unrecognized tax benefit			11,000	53,000
Provision for income taxes	$ 0	$ 0	(10,000)	0
Federal net operating loss carryover			1,500,000	2,700,000
Federal valuation allowance			128,000	1,113,000
R&D tax credit carryovers			$ 1,513,000	$ 1,440,000
ERTC credits						$ 461,043		$ 99,132
ERTC credits one						$ 459,614		$ 190,983
ERTC credits with interest					$ 468,880		$ 99,826
ERTC credits with interest one					$ 470,970		$ 192,793